Transfers of financial assets and variable interest entities (Details 7) - CHF (SFr) SFr in Millions	Dec. 31, 2015	Dec. 31, 2014
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	SFr 58,100
Securities lending transactions	12,000
Obligation to return securities received as collateral, at fair value	28,511	SFr 26,854
Total	98,600
Governments debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	21,100
Securities lending transactions	3,100
Obligation to return securities received as collateral, at fair value	500
Corporate debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	15,200
Securities lending transactions	400
Obligation to return securities received as collateral, at fair value	100
Asset-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	21,600
Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	100
Securities lending transactions	8,200
Obligation to return securities received as collateral, at fair value	27,900
Other
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	100
Securities lending transactions	300
Maturity on Demand [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	7,700
Securities lending transactions	6,000
Obligation to return securities received as collateral, at fair value	26,200
Total	39,900
Maturity Less than 30 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	29,900
Securities lending transactions	3,600
Obligation to return securities received as collateral, at fair value	2,300
Total	35,800
Maturity 30 to 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	8,100
Securities lending transactions	1,800
Obligation to return securities received as collateral, at fair value	0
Total	9,900
Maturity Greater than 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	12,400
Securities lending transactions	600
Obligation to return securities received as collateral, at fair value	0
Total	13,000
Bank
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	58,100
Securities lending transactions	12,000
Obligation to return securities received as collateral, at fair value	28,511	SFr 26,854
Total	98,600
Bank | Governments debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	21,100
Securities lending transactions	3,100
Obligation to return securities received as collateral, at fair value	500
Bank | Corporate debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	15,200
Securities lending transactions	400
Obligation to return securities received as collateral, at fair value	100
Bank | Asset-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	21,600
Bank | Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	100
Securities lending transactions	8,200
Obligation to return securities received as collateral, at fair value	27,900
Bank | Other
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	100
Securities lending transactions	300
Bank | Maturity on Demand [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	7,700
Securities lending transactions	6,000
Obligation to return securities received as collateral, at fair value	26,200
Total	39,900
Bank | Maturity Less than 30 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	29,900
Securities lending transactions	3,600
Obligation to return securities received as collateral, at fair value	2,300
Total	35,800
Bank | Maturity 30 to 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	8,100
Securities lending transactions	1,800
Obligation to return securities received as collateral, at fair value	0
Total	9,900
Bank | Maturity Greater than 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	12,400
Securities lending transactions	600
Obligation to return securities received as collateral, at fair value	0
Total	SFr 13,000